Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
General and administrative costs	$ 268,429	$ 147,922	$ 1,013,070	$ 138,115
Operating loss	(268,429)	(147,922)	(1,013,070)	(138,115)
Other Income
Interest income on investments held in trust account	758,258	759,647	3,432,374	493,020
Change in derivative liability				25,906
Total other income	758,258	759,647	3,432,374	518,926
Net income	$ 489,829	$ 611,725	$ 2,419,304	$ 380,811
Weighted average ordinary shares outstanding, basic	4,739,491	6,600,000	6,600,000	1,341,758
Weighted average ordinary shares outstanding, diluted	4,739,491	6,600,000	6,600,000	1,341,758
Basic net income per ordinary share	$ 0.07	$ 0.07	$ 0.27	$ 0.12
Diluted net income per ordinary share	$ 0.07	$ 0.07	$ 0.27	$ 0.12
Weighted average ordinary shares outstanding, basic for ordinary shares not subject to redemption	2,341,000	2,416,000	2,347,986	1,865,478
Weighted average ordinary shares outstanding, diluted for ordinary shares not subject to redemption	2,341,000	2,416,000	2,347,986	1,865,478
Basic net income per ordinary share for ordinary shares not subject to redemption.	$ 0.07	$ 0.07	$ 0.27	$ 0.12
Diluted net income per ordinary share for ordinary shares not subject to redemption.	$ 0.07	$ 0.07	$ 0.27	$ 0.12